EXCHANGE TRADED CONCEPTS TRUST

Bluemonte Large Cap Core ETF (NYSE Arca Ticker: BLUC)

Bluemonte Large Cap Growth ETF (NYSE Arca Ticker: BLGR)

Bluemonte Large Cap Value ETF (NYSE Arca Ticker: BVAL)

Bluemonte Dynamic Total Market ETF (NYSE Arca Ticker: BLUX)

Bluemonte Global Equity ETF (NYSE Arca Ticker: BINT)

Bluemonte Core Bond ETF (NYSE Arca Ticker: BDBT)

Bluemonte Short Term Bond ETF (NYSE Arca Ticker: BLST)

Bluemonte Long Term Bond ETF (NYSE Arca Ticker: BLTD)

Bluemonte Diversified Income ETF (NYSE Arca Ticker: BLUI)

Bluemonte Large Cap Core II ETF (NYSE Arca Ticker: BLLC)

CORE16 Best of Breed Premier Index ETF (NYSE Arca Ticker: BOBP)

EMQQ The Emerging Markets Internet ETF (NYSE Arca Ticker: EMQQ)

FMQQ The Next Frontier Internet ETF (NYSE Arca Ticker: FMQQ)

INQQ The India Internet ETF (NYSE Arca Ticker: INQQ)

ETC 6 Meridian Low Beta Equity Strategy ETF (NYSE Arca Ticker: SIXL)

ETC 6 Meridian Mega Cap Equity ETF (NYSE Arca Ticker: SIXA)

ETC 6 Meridian Small Cap Equity ETF (NYSE Arca Ticker: SIXS)

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (NYSE Arca Ticker: SIXH)

ETC 6 Meridian Quality Growth ETF (NYSE Arca Ticker: SXQG)

ETC 6 Meridian Quality Dividend Yield ETF (NYSE Arca Ticker: SXQY)

ETC 6 Meridian Quality Value ETF (NYSE Arca Ticker: SXQV)

MUSQ Global Music Industry Index ETF (NYSE Arca Ticker: MUSQ)

ROBO Global® Robotics and Automation Index ETF (NYSE Arca Ticker: ROBO)

ROBO Global® Healthcare Technology and Innovation ETF (NYSE Arca Ticker: HTEC)

ROBO Global® Artificial Intelligence ETF (NYSE Arca Ticker: THNQ)

Range Global Coal Index ETF (NYSE Arca Ticker: COAL)

Range Nuclear Renaissance Index ETF (NYSE Arca Ticker: NUKZ)

MIG Core ETF (NYSE Arca Ticker: MIGO)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 20, 2026, to each Fund’s currently effective

Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the SAI for each Fund and should be read in conjunction with those documents.

At a special meeting of the Board of Trustees of the Exchange Traded Concepts Trust (the “Trust”) on August 13, 2026, Patrick O’Bryan was appointed as Assistant Treasurer of the Trust by the Board of Trustees. As such, the paragraph titled “Officers” in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” is deleted in its entirety and replaced with:

Officers. Set forth below is information about each of the persons currently serving as officers of the Trust. The address of Richard Malinowski, Andrew Serowik, Christopher Roleke, Rachael Inez Hoffman, Heather Nichols and Patrick O’Bryan is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; and the address of John Bourgeois is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The table in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” listing the Officers is amended and restated in its entirety:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Richard Malinowski (1983)	President Secretary	Since 2025 Since 2022	Co-Chief Executive Officer, Exchange Traded Concepts, LLC (since 2025), General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).
Andrew Serowik (1976)	Vice President	Since 2024	Co-Chief Executive Officer, Exchange Traded Concepts, LLC (since 2025); Portfolio Manager, Exchange Traded Concepts, LLC (since 2018).
Christopher Roleke (1972)	Treasurer	Since 2022	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Rachael Inez Hoffman (1984)	Chief Compliance Officer	Since 2026	Chief Compliance Officer, Exchange Listed Funds Trust (since 2026); Senior Counsel, Investment Company Regulation Office, U.S. Securities and Exchange Commission (2023 to 2026); Chief Compliance Officer, Americas Asset Management, Credit Suisse Asset Management (2022 to 2023); Chief Compliance Officer, Global Asset Management, Credit Suisse Asset Management (2022 to 2023); Vice President, Compliance, Goldman Sachs Asset Management (2021 to 2022).
Heather Nichols (1983)	Assistant Secretary	Since 2023	Counsel, Exchange Traded Concepts, LLC (since 2023); Principal, HND Compliance and Regulatory Services, LLC (2015 to 2023).
Patrick O’Bryan (1991)	Assistant Treasurer	Since 2026	Senior Business Analyst, Exchange Traded Concepts, LLC (since 2026); Relationship Manager, Exchange Traded Concepts, LLC (2021 to 2025).
John Bourgeois (1973)	Assistant Treasurer	Since 2024	Director, Fund Accounting, SEI Investments Global Funds Services (since 2024); Manager, Investment Manager Services, SEI Investments Global Funds Services (2001 to 2024).

1 Each officer serves at the pleasure of the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.